CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,986	$ 1,949
Financial assets	1,148	886
Accounts and other receivable, net	4,808	4,307
Inventory, net	3,490	1,562
Other assets	1,363	1,077
Current assets	12,795	9,781
Financial assets	5,095	483
Accounts and other receivable, net	823	853
Other assets	429	499
Property, plant and equipment	13,892	6,947
Deferred income tax assets	667	280
Intangible assets	11,559	5,523
Equity accounted investments	1,273	541
Goodwill	5,218	2,411
Total assets	51,751	27,318
Current liabilities
Accounts payable and other	9,881	7,197
Corporate borrowings	0	0
Non-recourse borrowings in subsidiaries of the partnership	1,143	1,819
Current liabilities	11,024	9,016
Accounts payable and other	6,615	1,894
Non-recourse borrowings in subsidiaries of the partnership	21,256	9,047
Deferred income tax liabilities	1,803	867
Total Liabilities	40,698	20,824
Equity
Limited partners	2,116	1,548
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,676	1,415
Interest of others in operating subsidiaries	7,261	3,531
Total equity	11,053	6,494
Total liabilities and equity	$ 51,751	$ 27,318